UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00879
                                                  --------------

                              Trainer Wortham Funds
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                           1230 Avenue of the Americas
                               New York, NY 10020
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Christopher Brancazio
                             Trainer Wortham Funds
                           1230 Avenue of the Americas
                               New York, NY 10020
                -----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-759-7755
                                                         ------------------

                     Date of fiscal year end: June 30, 2005
                                            ------------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                        MARKET
    SHARES                                                              VALUE**
    ------                                                              -------
               COMMON STOCK - 90.79%
               CONSUMER DISCRETIONARY - 12.15%
    19,000     Amazon.com, Inc.*                                    $   776,340
    21,500     Bed Bath & Beyond, Inc.*                                 797,865
    12,000     eBay, Inc.*                                            1,103,280
                                                                    -----------
                                                                      2,677,485
                                                                    -----------
               ENERGY - 10.15%
    22,500     BJ Services Co.                                        1,179,225
     6,200     Devon Energy Corporation                                 440,262
    20,000     Headwaters Inc*                                          617,200
                                                                    -----------
                                                                      2,236,687
                                                                    -----------
               FINANCIAL - 12.08%
    30,000     Allied Capital Corp.                                     731,700
    25,500     Paychex, Inc.                                            768,825
    19,500     Wells Fargo & Company                                  1,162,785
                                                                    -----------
                                                                      2,663,310
                                                                    -----------
               HEALTHCARE - 22.39%
    23,200     Amgen, Inc.*                                           1,314,976
    20,825     Johnson & Johnson                                      1,173,072
    22,500     Medtronic, Inc.                                        1,167,750
    17,350     Techne Corp.*                                            662,423
     7,800     Zimmer Holdings, Inc.*                                   616,512
                                                                    -----------
                                                                      4,934,733
                                                                    -----------
               INDUSTRIALS - 8.09%
    27,100     General Electric Co.                                     910,018
    11,500     United Parcel Service, Inc., Class B                     873,080
                                                                    -----------
                                                                      1,783,098
                                                                    -----------
               INFORMATION TECHNOLOGY - 21.29%
    21,500     Electronic Arts, Inc.*                                   988,785
     8,500     Lexmark International, Inc.*                             714,085
    40,000     Microsoft Corp.                                        1,106,000
    16,200     QUALCOMM, Inc.                                           632,448
    63,000     VeriSign, Inc.*                                        1,252,440
                                                                     -----------
                                                                      4,693,758
                                                                    -----------
               MULTI MEDIA - 4.64%
    33,000     XM Satellite Radio Holdings*                           1,023,660
                                                                    -----------
                 TOTAL COMMON STOCK (COST $16,629,645)               20,012,731
                                                                    -----------

               SHORT TERM INVESTMENTS - 9.41%
 2,074,117     PNC Bank Money Market Fiduciary, 1.32%                 2,074,117
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS (COST $2,074,117)       2,074,117
                                                                    -----------

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS (COST $18,703,762) - 100.20%      22,086,848

                 LIABILITIES LESS OTHER ASSETS - (0.20%)                (43,436)
                                                                    -----------

                 NET ASSETS - 100.00%                               $22,043,412
                                                                    ===========

               Gross unrealized appreciation                        $ 3,407,296
               Gross unrealized depreciation                            (24,210)
                                                                    -----------
                      Net unrealized appreciation                   $ 3,383,086
                                                                    ===========
-----------------------
 * Non-income producing security

** Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

   Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

   Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price. Debt securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market values as determined in good faith under procedures established by the Board of Trustees.

   Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

TRAINER WORTHAM TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    FACE                                                                                  MARKET
   AMOUNT                                                                                 VALUE**
   ------                                                                                 -------
            FIXED INCOME SECURITIES - 96.74%
            U.S. GOVERNMENT TREASURY OBLIGATIONS - 8.11%
            U.S. Treasury Notes - 8.11%
$  750,000     3.500%, 11/15/06                                                        $   763,389
   750,000     5.500%, 02/15/08                                                            810,293
   500,000     4.250%, 08/15/13                                                            507,637
                                                                                       -----------
               Total U.S. Government Treasury Obligations
                 (Cost $2,015,748)                                                       2,081,319
                                                                                       -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.08%
            Federal Home Loan Mortgage Agency Obligations - 21.35%
   500,000     3.650%, 10/15/07, Series MTN                                                500,260
   500,000     3.250%, 02/25/08                                                            495,944
    36,947     6.500%, 10/01/11, Gold Pool #E65534                                          39,156
   264,328     4.000%, 02/15/17, Series #2581 HX                                           264,423
     3,484     7.500%, 07/01/17, Pool #141248                                                3,760
   714,106     4.000%, 11/15/17, Series #2601 GA                                           710,198
   565,948     4.000%, 02/15/18, Series #2645 BC                                           559,320
   500,000     4.500%, 04/15/20, Series #2676 JU                                           500,113
    49,706    10.500%, 12/01/20, Gold Pool #A01632                                          56,130
 1,000,000     4.000%, 03/15/26, Series #2589 GH                                           988,367
     8,781     7.000%, 07/01/26, Gold Pool #D72664                                           9,352
     9,251     7.000%, 10/01/26, Gold Pool #C80442                                           9,853
   449,323     5.000%, 02/15/27, Series #2812                                              457,231
   138,578     6.000%, 07/01/28, Gold Pool #G00943                                         143,633
   175,060     3.870%, 12/15/28, Series #2527 LT                                           175,496
   220,664     5.000%, 02/15/31, Series #2517 BK                                           222,338
   353,093     3.250%, 04/15/32, Series #2647 A                                            347,635
                                                                                       -----------
                                                                                         5,483,209
                                                                                       -----------
            Federal National Mortgage Association - 16.82%
   500,000     3.500%, 03/25/11, Series #2004-1 HA                                         503,047
    52,793     6.000%, 05/01/13, Pool #421151                                               55,503
     9,006    11.000%, 11/01/13, Pool #523853                                               10,079
    83,510     5.500%, 01/01/14, Pool #479939                                               86,791
    99,717     6.000%, 04/01/14, Pool #483994                                              104,757
    52,741     6.500%, 02/01/16, Pool #572134                                               55,889
   449,212     5.500%, 11/01/16, Pool #614506                                              465,608
       366     7.500%, 04/01/17, Pool #41474                                                   393
   125,724     5.000%, 05/25/18, Series #2003-36 NM                                        124,359
   750,000     5.000%, 07/25/20, Series #2003-120 DB                                       765,936
    85,704     9.500%, 12/15/20, Pool #100285                                               98,698
 1,000,000     5.500%, 03/25/26, Series #2002-85 PB                                      1,031,743
    39,830     6.500%, 03/01/28, Pool #251568                                               41,891
   111,975     6.500%, 04/01/29, Pool #252342                                              117,709

TRAINER WORTHAM TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    FACE                                                                                  MARKET
   AMOUNT                                                                                 VALUE**
   ------                                                                                 -------
            U.S. Government Agency Obligations - (continued)
$   94,070     7.000%, 03/01/30, Pool #533853                                          $    99,870
     4,649     7.500%, 06/01/30, Pool #538687                                                4,984
   725,000     6.000%, 05/25/31, Series #2002-58 PE                                        750,775
                                                                                       -----------
                                                                                         4,318,032
                                                                                       -----------
            Government National Mortgage Association - 11.91%
 1,478,732     4.000%, 03/20/23, Series #2003-86 AH                                      1,479,844
    68,175     6.500%, 10/15/27, Pool #407955                                               72,204
   100,303     6.500%, 08/15/28, Pool #458485                                              106,177
   281,621     6.500%, 10/15/28, Pool #457825                                              298,114
   383,010     4.000%, 01/20/29, Series #2003-11 QJ                                        381,887
    84,687     7.000%, 08/15/29, Pool #506810                                               90,422
   635,512     4.000%, 05/16/32, Series #2003-83 AB                                        628,990
                                                                                       -----------
                                                                                         3,057,638
                                                                                       -----------
              Total U.S. Government Agency Obligations (Cost $12,861,404)               12,858,879
                                                                                       -----------
            CORPORATE BONDS - 38.55%
   250,000  Hydro-Quebec, 6.720%, 03/16/05                                                 254,937
   250,000  DaimlerChrysler NA Holdings, 7.750%, 06/15/05                                  258,986
   400,000  Bear Stearns & Co., 3.000%, 03/30/06                                           401,192
   250,000  Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06                          270,392
   500,000  Time Warner Cos., Inc., 8.180%, 08/15/07                                       559,902
   650,000  Sears Roebuck Acceptance Corp., 6.250%, 05/01/09                               709,047
   250,000  Pacific Bell, 6.625%, 11/01/09                                                 277,488
   601,464  Countrywide Asset-Backed Certificates, 6.730%, 03/25/29                        628,597
   805,014  Chase Funding Mortgage Loan Asset-Backed, 8.449%, 02/25/30                     836,912
 1,000,000  Residential Asset Mortgage Products, Inc., 6.550%, 11/25/31                  1,011,491
   681,974  Residential Accredit Loans, Inc., 4.250%, 05/25/33                             681,826
   454,317  Wells Fargo Mortgage Backed Securities Trust, 5.500%, 06/25/33                 466,851
   246,643  Structured Asset Securities Corp., 4.220%, 10/25/33                            246,895
 1,500,000  New Century Home Equity Loan Trust, 4.760%, 11/25/33                         1,527,326
   748,275  Bear Stearns & Co.  Alt-A Trust, 5.283%, 01/25/34                              743,819
   513,313  Countrywide Home Loans, 4.500%, 05/25/34                                       519,218
   500,000  Structured Asset Securities Corp, 4.910%, 08/25/34                             504,557
                                                                                       -----------
              Total Corporate Bonds (Cost $9,764,779)                                    9,899,436
                                                                                       -----------
              Total Fixed Income Securities (Cost $24,641,931)                          24,839,634
                                                                                       -----------

TRAINER WORTHAM TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                          MARKET
   SHARES                                                                                 VALUE**
   ------                                                                                 -------
            SHORT TERM INVESTMENTS - 2.69%
   690,135  PNC Bank Money Market Fiduciary, 1.32%                                         690,135
                                                                                       -----------
              Total Short Term Investments (Cost $690,135)                                 690,135
                                                                                       -----------
              Total Investments (Cost $25,332,066) - 99.43%                             25,529,769
              Other Assets Less Other Liabilities - 0.57%                                  145,947
                                                                                       -----------
              Net Assets - 100.00%                                                     $25,675,716
                                                                                       ===========

       Gross unrealized appreciation                                                   $   376,506
       Gross unrealized depreciation                                                      (178,803)
                                                                                       -----------
              Net unrealized appreciation                                              $   197,703
                                                                                       ===========


** Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

   Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

   Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price. Debt securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market values as determined in good faith under procedures established by the Board of Trustees.

   Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    FACE                                                                                  MARKET
   AMOUNT                                                                                 VALUE**
   ------                                                                                 -------
           CONVERTIBLE BONDS - 71.27%
           CONSUMER DISCRETIONARY - 12.15%
$  85,000  Best Buy Company, Inc., 2.250%, 01/15/22                                    $    90,419
   90,000  Carnival Corporation, 2.000%, 04/15/21                                          117,675
  115,000  Dick's Sporting Goods, Inc., 1.606%, 02/18/24                                    90,131
   80,000  Four Seasons Hotels Inc., 1.875%, 07/30/24                                       88,400
   15,000  Gap, Inc., 5.750%, 03/15/09                                                      18,300
   55,000  Gap, Inc. 144A, 5.750%, 03/15/09                                                 67,100
  115,000  Hasbro, Inc., 2.750%, 12/01/21                                                  124,200
   55,000  Hilton Hotels Corporation, 3.375%, 04/15/23                                      60,431
  120,000  International Game Technology, 0.982%, 01/29/33                                  94,800
  180,000  Lear Corp., 3.988%, 02/20/22                                                     90,000
  120,000  Lowe's Companies, Inc., 0.861%, 10/19/21                                        123,000
  130,000  Royal Caribbean  Cruises Ltd., 2.100%, 05/18/21                                  91,162
  135,000  Starwood Hotels & Resorts Worldwide, Inc., 3.500%, 05/16/23                     146,644
  200,000  TJX Companies, Inc., 1.350%, 02/13/21                                           163,500
  115,000  Walt Disney Company, 2.125%, 04/15/23                                           118,019
                                                                                       -----------
                                                                                         1,483,781
                                                                                       -----------
           ENERGY - 4.67%
  135,000  BJ Services Company, 0.395%, 04/24/22                                           117,619
  100,000  Centerpoint Energy, Inc., 3.750%, 05/15/23                                      109,750
  100,000  Halliburton Co., 3.125%, 07/15/23                                               113,875
   90,000  McMoRan Exploration Company 144A, 6.000%, 07/02/08                              111,037
  110,000  Schlumberger Limited, 2.125%, 06/01/23                                          118,250
                                                                                       -----------
                                                                                           570,531
                                                                                       -----------
           FINANCIAL SERVICES - 0.97%
   90,000  GATX Corp., 5.000%, 08/15/23                                                    118,125
                                                                                       -----------
           HEALTHCARE - 15.33%
  100,000  Allergan, Inc., 0.530%, 11/06/22                                                 91,375
   85,000  Celgene Corporation, 1.750%, 06/01/08                                           118,150
  120,000  Cephalon, Inc. Class B, 0.270%, 06/15/33                                        120,750
  110,000  Chiron Corporation 144A, 2.750%, 06/30/34                                       114,950
  100,000  Community Health Systems, Inc., 4.250%, 10/15/08                                103,125
  110,000  Fisher Scientific International, Inc., 3.250%, 03/01/24                         118,112
  105,000  Genzyme Corporation 144A, 1.250%, 12/01/23                                      109,988
   75,000  Gilead Sciences, Inc. 144A, 2.000%, 12/15/07                                    121,219
  120,000  Health Management Associates Inc., 0.780%, 01/28/22                             104,250
  125,000  Icos Corporation, 2.000%, 07/01/23                                              103,906
   95,000  Ivax Corporation 144A, 1.500%, 03/01/24                                         100,344
   30,000  LabOne, Inc. 144A, 3.500%, 06/15/34                                              31,538
   55,000  Ligand Pharmaceuticals Inc., 6.000%, 11/16/07                                    96,731
   65,000  OSI Pharmaceuticals Inc., 3.250%, 09/08/23                                       97,256
  170,000  Roche Holdings Inc., 2.870%, 07/25/21                                           105,626
  105,000  Sepracor Inc., 0.152%, 10/15/24                                                 101,719

1

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    FACE                                                                                  MARKET
   AMOUNT                                                                                 VALUE**
   ------                                                                                 -------
           HealthCare - (continued)
$  80,000  Teva Pharmaceutical Industries Ltd. Class A, 0.500%, 02/01/24               $    76,900
   60,000  Teva Pharmaceutical Industries Ltd. Class B, 0.250%, 02/01/24                    57,075
  100,000  Watson Pharmaceuticals Inc., 1.750%, 03/15/23                                    99,250
                                                                                       -----------
                                                                                         1,872,264
                                                                                       -----------
           INDUSTRIALS - 7.96%
   60,000  AAR Corporation 144A, 2.875%, 02/01/24                                           54,525
  130,000  Actuant Corporation 144A, 2.000%, 11/15/23                                      156,650
  150,000  Alliant Techsystems, Inc., 2.750%, 02/15/24                                     153,375
  115,000  Leucadia National Corporation 144A, 3.750%, 04/15/14                            123,625
  325,000  Roper Industries, Inc, 1.481%, 01/15/34                                         149,500
  100,000  Tyco International Group SA 144A, 2.750%, 01/15/18                              140,125
  100,000  Tyco International Group SA 144A, 3.125%, 01/15/23                              149,750
   40,000  United Industrial Corporation, 3.750%, 09/15/24                                  44,500
                                                                                       -----------
                                                                                           972,050
                                                                                       -----------
           MATERIALS - 3.14%
   75,000  Freeport-McMoRan Copper & Gold, Inc., 7.000%, 02/11/11                          118,219
   95,000  Inco Limited, 1.000%, 03/14/23                                                  129,437
  110,000  Placer Dome, Inc. 144A, 2.750%, 10/15/23                                        135,988
                                                                                       -----------
                                                                                           383,644
                                                                                       -----------
           MEDIA / BROADCASTING - 6.24%
  100,000  Bowne & Co., Inc. 144A, 5.000%, 10/01/33                                        102,625
   65,000  Interpublic Group of Companies, Inc., 4.500%, 03/15/23                           77,269
  100,000  Lamar Advertising Company, 2.875%, 12/31/10                                     108,500
  115,000  Liberty Media Corporation, 0.750%, 03/30/23                                     123,481
  285,000  Liberty Media Corporation, 3.250%, 03/15/31                                     258,281
   90,000  Lions Gate Entertainment Corp., 2.938%, 10/15/24                                 92,700
                                                                                       -----------
                                                                                           762,856
                                                                                       -----------
           TECHNOLOGY & COMPUTER - 17.68%
  100,000  Acxiom Corporation 144A, 3.750%, 02/15/09                                       133,000
   40,000  Advanced Micro Devices, Inc., 4.500%, 12/01/07                                   76,350
  140,000  Artesyn Technologies, Inc. 144A, 5.500%, 08/15/10                               220,150
   75,000  ASML Holding NV, 5.750%, 10/15/06                                                82,012
  195,000  Comverse Technology, Inc. 144A, 0.000%, 05/15/23                                237,412
  115,000  Digital River, Inc. 144A, 1.250%, 01/01/24                                      116,150
  140,000  Fair Issac Corporation 144A, 1.500%, 08/15/23                                   138,600
  140,000  Flextronics International Ltd. 144A, 1.000%, 08/01/10                           157,850
  150,000  Liberty Media Corporation, 3.500%, 01/15/31                                     137,062
   75,000  Lucent Technologies, Inc., 2.750%, 06/15/23                                      93,094
   50,000  Mercury Computer Systems, Inc. 144A, 2.000%, 05/01/24                            55,688
   50,000  Novell, Inc. 144A, 0.500%, 07/15/24                                              46,063
  135,000  Openwave Systems, Inc., 2.750%, 09/09/08                                        120,994
   15,000  Powerwave Technologies, Inc., 1.250%, 07/15/08                                   14,175
  155,000  Quantum Corporation 144A, 4.375%, 08/01/10                                      137,175

2

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    FACE                                                                                  MARKET
   AMOUNT                                                                                 VALUE**
   ------                                                                                 -------
           Technology & Computer - (continued)
 $ 55,000  Red Hat, Inc. 144A, 0.500%, 01/15/24                                        $    48,400
  125,000  Skyworks Solutions, Inc., 4.750%, 11/15/07                                      156,719
   75,000  STMicroelectronics NV 144A, 0.000%, 07/05/13                                     71,002
   45,000  Vishay Intertechnology, Inc. 144A, 3.625%, 08/01/23                              48,431
   40,000  Yahoo!, Inc., 0.000%, 04/01/08                                                   70,100
                                                                                       -----------
                                                                                         2,160,427
                                                                                       -----------
           TELECOMMUNICATIONS - 1.33%
   50,000  NII Holdings, Inc. 144A, 3.500%, 09/15/33                                        86,187
   70,000  NII Holdings, Inc. 144A, 2.875%, 02/01/34                                        76,563
                                                                                       -----------
                                                                                           162,750
                                                                                       -----------
           TRANSPORTATION - 1.29%
   95,000  Yellow Roadway Corporation 144A, 5.000%, 08/08/23                               144,756
   10,000  Yellow Roadway Corporation 144A, 3.375%, 11/25/23                                13,275
                                                                                       -----------
                                                                                           158,031
                                                                                       -----------
           UTILITY - 0.51%
   25,000  PG&E Corp., 9.500%, 06/30/10                                                     61,844
                                                                                       -----------
             Total Convertible Bonds (Cost $8,282,976)                                   8,706,303
                                                                                       -----------

3

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                          MARKET
   SHARES                                                                                 VALUE**
   ------                                                                                 -------
           CONVERTIBLE PREFERRED STOCKS - 18.95%
           CONSUMER DISCRETIONARY - 2.32%
    4,550  Albertson's, Inc., 7.250%                                                       117,845
    5,900  General Motors Corporation Class C, 6.250%                                      166,085
                                                                                       -----------
                                                                                           283,930
                                                                                       -----------
           CONSUMER STAPLES - 1.44%
    5,375  Constellation Brands, Inc. Class A, 5.750%                                      176,031
                                                                                       -----------
           ENERGY - 2.08%
    1,600  Amerada Hess Corporation, 7.000%                                                127,712
    3,825  Oneok, Inc., 8.500%                                                             125,919
                                                                                       -----------
                                                                                           253,631
                                                                                       -----------
           FINANCIAL - 5.62%
    5,375  Genworth Financial, Inc., 6.000%                                                156,950
    1,975  Hartford Financial Services Group, Inc., 6.000%                                 117,295
    3,050  Sovereign Bancorp, Inc., 4.375%                                                 147,544
    6,500  Travelers Property Casualty Corporation, 4.500%                                 147,420
    3,600  UnumProvident Corp., 8.250%                                                     117,216
                                                                                       -----------
                                                                                           686,425
                                                                                       -----------
           MATERIALS - 1.16%
    2,500  Temple-Inland, Inc., 7.500%                                                     141,450
                                                                                       -----------
           MEDIA / BROADCASTING - 0.40%
    1,175  Interpublic Group of Cos., Inc. Class A, 5.375%                                  48,798
                                                                                       -----------

4

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                          MARKET
   SHARES                                                                                 VALUE**
   ------                                                                                 -------
           TECHNOLOGY & COMPUTER - 3.32%
    1,075  General Cable Corporation, 5.750%                                           $    72,025
    1,050  Lucent Technologies Capital Trust I, Inc., 7.750%                               116,459
        2  Nortel Networks Corporation, 7.000%  (a)                                        122,000
    1,225  Xerox Corp. 144A, 7.500%                                                         95,397
                                                                                       -----------
                                                                                           405,881
                                                                                       -----------
           TELECOMMUNICATIONS - 0.77%
      175  Nextel Communications, Inc., 0.000%                                              94,237
                                                                                       -----------
           UTILITIES - 1.84%
    3,250  Ameren Corporation, 9.750%                                                       89,245
    1,400  Aquila, Inc., 6.750%                                                             42,840
    1,650  FPL Group, Inc., 8.000%                                                          92,351
                                                                                       -----------
                                                                                           224,436
                                                                                       -----------
             Total Convertible Preferred Stocks (Cost $2,294,471)                        2,314,819
                                                                                       -----------
           COMMON STOCK - 4.51%
           HEALTH CARE - 0.95%
    3,500  Atherogenics, Inc.*                                                             115,325
                                                                                       -----------
           INDUSTRIALS - 1.58%
    3,950  Florida Rock Industries, Inc.                                                   193,510
                                                                                       -----------
           INFORMATION TECHNOLOGY - 1.98%
    2,500  Electronic Arts, Inc.*                                                          114,975
   11,000  EMC Corp.*                                                                      126,940
                                                                                       -----------
                                                                                           241,915
                                                                                       -----------
             Total Common Stock (Cost $503,677)                                            550,750
                                                                                       -----------
           WARRANTS - 0.03%
           TECHNOLOGY - 0.03%
   13,081  Micron Technology, Inc. 144A* (a)                                                 3,924
                                                                                       -----------
             Total Warrants (Cost $224,993)                                                  3,924
                                                                                       -----------
           SHORT TERM INVESTMENTS - 5.21%
  318,389  Blackrock Provident Institutional Temp Fund, 1.32%                              318,389
  318,390  PNC Bank Money Market Fiduciary, 1.32%                                          318,390
                                                                                       -----------
             Total Short Term Investments (Cost $636,779)                                  636,779
                                                                                       -----------
             Total Investments (Cost $11,942,896) - 99.97%                              12,212,575
             Other Assets Less Other Liabilities - 0.03%                                     4,109
                                                                                       -----------
             Net Assets - 100.00%                                                      $12,216,684
                                                                                       ===========

               Gross unrealized appreciation                                           $   763,563
               Gross unrealized depreciation                                              (493,884)
                                                                                       -----------
                      Net unrealized appreciation                                      $   269,679
                                                                                       ===========

---------------------

144A Private placement securities issued under Rule 144A are exempt from the registration requirements of the Securities Act 144A of 1933.

(a) Security is fair valued in accordance with the procedures established by the Board of Trustees.

*    Non-income producing security

** Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

     Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

     Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Froley, Revy Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price. Debt securities for which market quotations are not readily available or for which the Advisor believes market quotations do not reflect market value are valued at their fair market values as determined in good faith under procedures established by the Board of Trustees.

     Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trainer Wortham Funds
            ---------------------------

By (Signature and Title)*           /s/ H.  Williamson  Ghriskey,  Jr.
                         -------------------------------------------------------
                                    H.  Williamson  Ghriskey,  Jr.,  President,
                                    Chief Executive
                                    Officer & Chief Administrative Officer
                                    (principal executive officer)

Date     November 22, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ H.  Williamson  Ghriskey,  Jr.
                         -------------------------------------------------------
                                    H.  Williamson  Ghriskey,   Jr.,  President,
                                    Chief Executive
                                    Officer & Chief Administrative Officer
                                    (principal executive officer)

Date      November 22, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Ann Houlihan
                         -------------------------------------------------------
                                    Ann Houlihan, Treasurer &
                                    Chief Financial Officer
                                    (principal financial officer)

Date     November 23, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.